TRANSACTIONS WITH RELATED PARTIES (Details 2) - PEN (S/) S/ in Thousands	Dec. 31, 2018		Jan. 01, 2018	Dec. 31, 2017
Disclosure of financial assets [line items]
Financial assets	S/ 32,863,118	[1]	S/ 164,228,539	S/ 32,862,001	[1]
Held-for-trading and available-for-sale investments [Member ]
Disclosure of financial assets [line items]
Financial assets	212,016			279,240
Mutual funds - U.S. dollars [Member] | Held-for-trading and available-for-sale investments [Member ]
Disclosure of financial assets [line items]
Financial assets	76,887			40,588
Mutual funds - Bolivianos [Member] | Held-for-trading and available-for-sale investments [Member ]
Disclosure of financial assets [line items]
Financial assets	104,596			77,804
Mutual funds - Chilean pesos [Member] | Held-for-trading and available-for-sale investments [Member ]
Disclosure of financial assets [line items]
Financial assets	6,938			14,267
Mutual funds - Soles [Member] | Held-for-trading and available-for-sale investments [Member ]
Disclosure of financial assets [line items]
Financial assets	18,394			125,056
Mutual funds - Colombian pesos [Member] | Held-for-trading and available-for-sale investments [Member ]
Disclosure of financial assets [line items]
Financial assets	5,201			21,525
Restricted mutual funds [Member]
Disclosure of financial assets [line items]
Financial assets	S/ 407,350			S/ 416,696

[1]	The balances of financial instruments at December 31, 2018 have been prepared in accordance with IFRS 9; the balances of the previous period have not been restated, see Note 3(a)(i).